Investments in associates and joint ventures - Narration (Details) $ in Millions							12 Months Ended
	Oct. 08, 2019 director	Oct. 07, 2019 USD ($)	Feb. 23, 2018 USD ($)	Nov. 27, 2017 USD ($) item	Dec. 01, 2015 USD ($)	Apr. 30, 2014 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Less than 100% Subsidiaries and Joint Ventures
Proportion of voting rights held in associate	29.00%
Total liabilities							$ 46,781	$ 46,607	$ 46,712
Net liabilities							14,596	14,044	16,642
Net liabilities attributable to AstraZeneca							13,127	12,468	14,960
Viela Bio
Less than 100% Subsidiaries and Joint Ventures
Contribution paid into an associate		$ 8
Number of board members representing AstraZeneca | director	2
Number of board members | director	8
Archigen Biotech Limited
Less than 100% Subsidiaries and Joint Ventures
Investments in associate							0
Net liabilities attributable to AstraZeneca							2
Viela Bio
Less than 100% Subsidiaries and Joint Ventures
Voting interest as a percentage			45.00%
Research and development services							13	9
Services provided through third party							24	20
Outstanding unsecured receivable							6	6
Credit loss provision							0
Contribution to joint venture			$ 142
Consideration			142
Gain on sale			$ 63
China, Dizhe (Jiangsu) Pharmaceutical Co. Limited
Less than 100% Subsidiaries and Joint Ventures
Contribution to joint venture				$ 55			25
Ownership interest in joint venture as a percentage				48.00%
Number of potential medicines in pre-clinical development | item				3
Chinese Future Industry Investment Fund
Less than 100% Subsidiaries and Joint Ventures
Gain on sale				$ 28
Centus Biotherapeutics Limited
Less than 100% Subsidiaries and Joint Ventures
Contribution to joint venture					$ 45		$ 20	27	$ 20	$ 10
Ownership interest in joint venture as a percentage					50.00%		50.00%
Archigen Biotech Limited
Less than 100% Subsidiaries and Joint Ventures
Contribution to joint venture						$ 70	$ 16	$ 15		$ 30
Ownership interest in joint venture as a percentage						50.00%	50.00%
Archigen Biotech Limited
Less than 100% Subsidiaries and Joint Ventures
Net liabilities							$ (5)